Putnam Short Duration Bond Fund*
*Prior to June 1, 2018, the fund was known as Putnam Absolute Return 100 Fund.
Fund summary
Goal
Putnam Short Duration Bond Fund seeks as high a rate of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 17 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Short Duration Bond Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%		none		none		0.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Short Duration Bond Fund	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Management fees	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and service (12b-1) fees	0.25%	0.45%	1.00%	0.30%	0.50%
Other expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.63%	0.83%	1.38%	0.68%	0.88%	0.38%	0.38%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Short Duration Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	288	422	568	994
Class B	185	265	460	968
Class C	240	437	755	1,657
Class M	144	291	451	915
Class R	90	281	488	1,084
Class R6	39	122	213	480
Class Y	39	122	213	480

Expense Example, No Redemption - Putnam Short Duration Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	85	265	460	968
Class C	140	437	755	1,657

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 386%.
Investments, risks, and performance
Investments
We invest in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations.

Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. We normally maintain an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

We may invest in securities that are purchased in private placements, which may be illiquid because they are subject to restrictions on resale.
Risks
It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with fixed income investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that the issuer of a fixed income investment may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before June 1, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q1 2012 1.71% Worst calender quarter Q3 2011 −2.22%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Short Duration Bond Fund		Label	1 Year	5 Years	10 Years
Class A		before taxes	(0.33%)	1.03%	1.29%
Class A | after taxes on distributions			(1.07%)	0.23%	0.67%
Class A | after taxes on distributions and sale of fund shares			(0.20%)	0.42%	0.73%
Class B		before taxes	0.81%	1.31%	1.30%
Class C		before taxes	0.31%	0.76%	0.77%
Class M		before taxes	1.17%	1.30%	1.39%
Class R		before taxes	1.69%	1.24%	1.26%
Class R6	[1]	before taxes	2.22%	1.76%	1.78%
Class Y		before taxes	2.23%	1.76%	1.78%
ICE BofAML 1-3 Year U.S. Corporate Index (no deduction for fees, expenses or taxes)	[2]		1.62%	1.62%	3.50%
ICE BofAML U.S. Treasury Bill - ICE BofAML 1-3 Year U.S. Corporate Linked Benchmark	[3]		2.17%	0.70%	0.43%
[1]	Performance for class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares.
[2]	As of June 1, 2018, the ICE BofAML 1-3 Year U.S. Corporate Index replaced the ICE BofAML U.S. Treasury Bill Index and the ICE BofAML U.S. Treasury Bill Index plus 100 basis points as the primary benchmark for this fund because in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the ICE BofAML U.S. Treasury Bill Index for the one-year, five-year and life of fund periods ended December 31, 2018 were 1.88%, 0.64% and 0.40%, respectively. The average annual total returns of the ICE BofAML U.S. Treasury Bill Index plus 100 basis points for the one-year, five-year and life of fund periods ended December 31, 2018 were 2.88%, 1.64% and 1.40%, respectively.
[3]	The ICE BofAML U.S. Treasury Bill-ICE BofAML 1-3 Year U.S. Corporate Linked Benchmark represents performance of the ICE BofAML U.S. Treasury Bill Index from the inception date of the fund, December 23, 2008, through May 31, 2018, and performance of the ICE BofAML 1-3 Year U.S. Corporate Index from June 1, 2018, and thereafter.

ICE BofAML Indexes: ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an individual retirement account (IRA), or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.